COLT 2021-2 ABS-15G

Exhibit 99.35

Exception Detail
Run Date - 07/12/2021 3:15:11 PM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1189409	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5735543	262	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Report Missing			documentation provided.			06/03/2021			A	1	XXXXXXXXXX	TX	I	1	D	A	A	A	N/A	N/A	D	A		Exempt	1
1189409	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5719043	110	XXXXXXXXXX	Compliance	Deed of Trust/Mortgage		Deed of Trust/Mortgage - legal description is missing.		Please provide true and certified copy of DOT/MTG including legal description and letter of intent to re-record.	Information Provided		Reviewer 06/03/2021 03:14 PM; Please provide DOT with legal attached.	06/04/2021			A	1	XXXXXXXXXX	TX	I	1	D	A	A	A	N/A	N/A	D	A		Exempt	1
1192563	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5748683	1055	XXXXXXXXXX	Credit	Missing Images		Missing Images - Loan Review is not Final. On Hold for Missing Critical Documentation		24 months of bank statements from BOA #2952 and First Entertainment Credit Union E434-00 are missing. Unable to calculate income.				06/03/2021			A	1	XXXXXXXXXX	CA	P	13	A	A	A	A	A	A	A	A		Non-QM	1
1192563	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5765033	437	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Missing/Incomplete Verbal VOE		*VVOE- Oral Verification of Employment is missing from this file An authorized XXXX employee must orally verify all sources of employment before loan documents are signed but no more than 7 days prior to loan funding. The XXXX employee must verify the employer information through the Information Directory (411) or an acceptable Internet website, such as www.switchboard.com. Employment must be verified through the Human Resources and/or Personnel Department. Oral verifications must be documented in writing with the following information • Name and position of the person at the employer verifying the information • Borrower’s name • Borrower’s hire date • Borrower’s position • Borrower’s current status (i.e. full time, part time, currently working, on leave, terminated, etc.) • Any other pertinent income information necessary (i.e. borrower has a guaranteed bonus, recent promotion and pay increase, etc.) • Name of XXXX employee verifying the information.	Information Provided			06/09/2021			A	1	XXXXXXXXXX	CA	P	13	A	A	A	A	A	A	A	A		Non-QM	1
1192563	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5765034	1018	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Self-Employed verify business		*Verification of Self–Employment is missing from this file. Verification of Self-Employed Borrowers Acceptable evidence of self-employment may be provided by using one of the following items. • Business License (must have a tie-in to borrower) • CPA “Reviewed” or “Audited” Financials • DBA Publication or Articles of Incorporation • Internet State agency or other Web-based business ownership footprint • Advertisement in current Yellow Pages with verification of borrower’s ownership • Copy of the active liability insurance policy for the business • Most recent year’s 1040/Schedule C or K-1. • Letter from CPA or state-authorized tax preparer may be used to verify self-employment or taxes being filed. Letter must validate the borrower’s business name and type of business. The borrower’s business must show on the credit bureau. CPA authentication must be verified, verify business and phone number with a 411 Directory Assistance verification.	Information Provided			06/09/2021			A	1	XXXXXXXXXX	CA	P	13	A	A	A	A	A	A	A	A		Non-QM	1
1192566	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5816150	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Allow DSCR of .74 (Note Market rents of $1,625/mo on the appraisal are for a fulltime renter. In this mountain resort are, many rentals are short term vacation rentals so DSCR based on actual rental income would most likely be higher than 1.0) Compensating Factors Excellent Credit, 90k Cash Down, and at least 15 years in the same line of work for both.		Lender approved Exception				06/18/2021	B	2	XXXXXXXXXX	CA	I	1	A	B	A	B	N/A	N/A	A	A		Exempt	1
1192572	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5739976	108	XXXXXXXXXX	Compliance	Deed of Trust/Mortgage		Deed of Trust/Mortgage - is missing.		Deed of Trust/Mortgage is missing.				06/03/2021			A	1	XXXXXXXXXX	FL	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
1192572	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5739977	459	XXXXXXXXXX	Compliance	Note		Note - is missing - No Image of Note found in file		Note is missing - No Image of Note found in file				06/03/2021			A	1	XXXXXXXXXX	FL	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
1192580	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5747400	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Guideline-Borrower must be self employed min of 2 years. Deviation Request-Borrower self employed less than 2 years. Compensating Factors-Great credit depth current mortgage reviewed 57 months 0x30, a11 credit paid as agreed. Good monthly income, low ltv of 55%, and good savings to the borrower with refi by paying off credit and getting a fixed rate.		Guideline-Borrower must be self employed min of 2 years. Deviation Request-Borrower self employed less than 2 years. Compensating Factors-Great credit depth current mortgage reviewed 57 months 0x30, a11 credit paid as agreed. Good monthly income, low ltv of 55%, and good savings to the borrower with refi by paying off credit and getting a fixed rate.				06/02/2021	B	2	XXXXXXXXXX	UT	P	13	C	B	C	B	A	A	A	A		Non-QM	1
1165492	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5598605	262	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Report Missing		The subject's appraisal was not included with the original file. When the appraisal is provided please notify the UW for review.	Documents provided			05/12/2021			A	1	XXXXXXXXXX	IL	P	1	D	B	C	B	C	A	D	A		QM Safe Harbor	1
1165492	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5598606	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Deviation Request-Rural property A+ review supports value, 75% LTV minimizes risk. Compensating Factors-$40k reserves post closing, borrower has 6 years self employed, credit depth of 5 years, not a credit abuser, strong employment history which indicates stability and the likelihood of continued cash flow.		Deviation Request-Rural property A+ review supports value, 75% LTV minimizes risk. Compensating Factors-$40k reserves post closing, borrower has 6 years self employed, credit depth of 5 years, not a credit abuser, strong employment history which indicates stability and the likelihood of continued cash flow.				05/02/2021	B	2	XXXXXXXXXX	IL	P	1	D	B	C	B	C	A	D	A		QM Safe Harbor	1
1165492	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5589612	875	XXXXXXXXXX	Compliance	Disclosure		Disclosure - Other:		The Illinois Rate-Lock Fee Agreement was not signed by the loan originator.	Information Provided			05/13/2021			A	1	XXXXXXXXXX	IL	P	1	D	B	C	B	C	A	D	A		QM Safe Harbor	1
1187267	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5816301	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Guidelines call for a max loan amount of $1million. Requesting loan amount of $1,160,436. Lender Approved with compensating factors. Great retirement assets of over $1mm, Credit depth with mortgage reporting 51 months, 0X30, Low LTV of 61.35						06/18/2021	B	2	XXXXXXXXXX	UT	I	1	A	B	A	B	N/A	N/A	A	A		Exempt	1
1189394	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5737550	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		viation Request-Log cabin home and seasoning of funds less than 60 days. Compensating Factors-727 credit score, 17 year credit history, mortgage paid as agreed and not a credit abuser.		Deviation Request-Log cabin home and seasoning of funds less than 60 days. Compensating Factors-727 credit score, 17 year credit history, mortgage paid as agreed and not a credit abuser.				05/30/2021	B	2	XXXXXXXXXX	TN	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1192557	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5739779	459	XXXXXXXXXX	Compliance	Note		Note - is missing - No Image of Note found in file			Information Provided			06/03/2021			A	1	XXXXXXXXXX	NY	I	1	D	B	C	B	N/A	N/A	D	A		Exempt	1
1192557	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5739780	108	XXXXXXXXXX	Compliance	Deed of Trust/Mortgage		Deed of Trust/Mortgage - is missing.			Information Provided			06/03/2021			A	1	XXXXXXXXXX	NY	I	1	D	B	C	B	N/A	N/A	D	A		Exempt	1
1192557	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5742963	262	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Report Missing		Missing full appraisal with 1007 from original images, please forward and alert the UW to the receipt of the documents.				06/03/2021			A	1	XXXXXXXXXX	NY	I	1	D	B	C	B	N/A	N/A	D	A		Exempt	1
1192557	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5742964	270	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Satisfactory 2nd Appraisal Report		Missing 2nd Full appraisal from original images, please forward and alert the UW to the receipt of the documents.				06/03/2021			A	1	XXXXXXXXXX	NY	I	1	D	B	C	B	N/A	N/A	D	A		Exempt	1
1192557	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5742965	353	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW - LA/CLA exceeds Max. Limit		Loan amount exceeds Maximum of 1,000,000.00		The exception was granted for a loan amount of XXXX over 1,000,000 max, with compensating factors of Borrowers have 30-year credit history, including 5 years of mortgage with no derog payments noted. Excellent collateral and strong employment.				06/01/2021	B	2	XXXXXXXXXX	NY	I	1	D	B	C	B	N/A	N/A	D	A		Exempt	1
1195273	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5758436	187	XXXXXXXXXX	Credit	Flood Certificate		Flood Certificate - is missing.		Please provide Flood Certificate	Information Provided			06/09/2021			A	1	XXXXXXXXXX	FL	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1195273	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5772570	336	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Missing Ability to Repay Certification	Information Provided			06/09/2021			A	1	XXXXXXXXXX	FL	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1182663	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5693235	262	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Report Missing		Missing full appraisal with 1007 from the original images, please forward and alert the UW to the receipt of the documents.	emailed underwriter to review.			06/03/2021			A	1	XXXXXXXXXX	FL	I	1	D	B	A	B	N/A	N/A	D	A		Exempt	1
1182663	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5816136	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		New Deviation 5.6.21 Appraisal 1007 rent came in at $1800/mth which lowered the DSCR from 1.05% to .90%, this is a 75% LTV purchase. Lender approved exception. Mid Fico 779, mortgages 2, Installemnt 15 , revolving 8, 1 other 80% of available revolving credit at $67,145, not a credit abuser; BOA 84 mths reviewed and paid as agreed.						06/18/2021	B	2	XXXXXXXXXX	FL	I	1	D	B	A	B	N/A	N/A	D	A		Exempt	1
1189413	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5739665	336	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Missing Ability to Repay Certification			Client 06/04/2021 10:37 AM; ATR uploaded 06/02. Thank you. Reviewer 06/04/2021 02:30 PM; condition cleared	06/04/2021			A	1	XXXXXXXXXX	WI	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1192559	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5747452	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Guideline-Minimum 680 fico to use 24 months bank statements for self employed borrower 70% ltv max. Deviation Request-Allow 675 score, base ltv of 70.3%, appraisal came in $1k under purchase price. Compensating Factors- Borrower has paid as agreed installment credit, 15 year business owner, has $60k down and $9k residual income.		Guideline-Minimum 680 fico to use 24 months bank statements for self employed borrower 70% ltv max. Deviation Request-Allow 675 score, base ltv of 70.3%, appraisal came in $1k under purchase price. Compensating Factors- Borrower has paid as agreed installment credit, 15 year business owner, has $60k down and $9k residual income.				06/02/2021	B	2	XXXXXXXXXX	TX	P	1	C	B	A	B	C	A	A	A		Non-QM	1
1192559	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5742848	986	XXXXXXXXXX	Compliance	Compliance		Compliance - E-Consent- missing evidence of borrower’s e-consent prior to earliest e-signature event		Missing E-consent dated XXXX.	Information Provided			06/03/2021			A	1	XXXXXXXXXX	TX	P	1	C	B	A	B	C	A	A	A		Non-QM	1
1189401	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5742727	336	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Missing Ability to Repay Certification			Client 06/04/2021 10:48 AM; ATR uploaded to file on 6/2. Thank you! Reviewer 06/04/2021 02:32 PM; condition cleared	06/04/2021			A	1	XXXXXXXXXX	FL	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1189401	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5742729	418	XXXXXXXXXX	Credit	UW Collateral		UW Collateral - UW - Client Condo Warranty Requirements		Property is Condo hotel and the name has the word hotel in it against requirements		The exception was granted for the name of the property with compensating factors of good residual income, not a credit abuser, 91% of revolving credit available.				06/01/2021	B	2	XXXXXXXXXX	FL	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1189401	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5742780	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Property is below minimum square footage allowable		The exception was granted for below minimum square footage with compensating factors of good residual income, not a credit abuser, 91% of revolving credit available.				06/01/2021	B	2	XXXXXXXXXX	FL	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1192558	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5747161	270	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Satisfactory 2nd Appraisal Report			documentation provided.			06/03/2021			A	1	XXXXXXXXXX	UT	I	1	C	B	A	B	N/A	N/A	C	A		Exempt	1
1192558	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5743355	973	XXXXXXXXXX	Compliance	Compliance		Compliance - CD- Other		Need Post Consummation Closing Disclosure with the following corrected A box needs to be checked under Demand Feature section on page 4	Information Provided			06/04/2021			A	1	XXXXXXXXXX	UT	I	1	C	B	A	B	N/A	N/A	C	A		Exempt	1
1192558	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	5816203	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Allow DSCR .97 Compensating Factors BWR owns current Primary 8 months, Previous Primary, 2 yrs all MTGS 0X30, 766 Score, current job 10 yrs as a teacher, reserves $56,292			Client 06/18/2021 05:25 PM; Loan summary approval uploaded indicates exception and approval with compensating factors. Reviewer 06/21/2021 06:10 AM; exception added			06/21/2021	B	2	XXXXXXXXXX	UT	I	1	C	B	A	B	N/A	N/A	C	A		Exempt	1
1157562	XXXXXXXXXX	XXXXXXXXXX	5531735	868	XXXXXXXXXX	Credit	Hazard Insurance		Hazard Insurance - Other:		The Hazard Insurance Binder did not reflect any policy number.			Reviewer 05/25/2021 09:01 AM; There is only a Binder #. The Binder needs to reflect the actual HOI policy # in order for it to be acceptable.	05/28/2021			A	1	XXXXXXXXXX	HI	P	1	C	A	C	A	C	A	A	A		Non-QM	1
1157562	XXXXXXXXXX	XXXXXXXXXX	5545859	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		* Appraised value on the 1008 is incorrect. Reflects XXXX when the correct appraised value is XXXX	Information Provided		Reviewer 05/18/2021 11:38 AM; we received the whole credit package again, Please provide corrected 1008	05/28/2021			A	1	XXXXXXXXXX	HI	P	1	C	A	C	A	C	A	A	A		Non-QM	1
1157562	XXXXXXXXXX	XXXXXXXXXX	5685491	884	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.					Reviewer 06/01/2021 06:49 AM; Rec' updated PCCD showing total tolerance violation of $1866.70. This PCCD cured $1848.00 along with a lox and refund check for $1848. This leaves an additional $18.70 left to cure. Please provide a new PCCD showing full cure of $1848, along with an additional refund check of $18.70,all within 60 days of consummation.	06/08/2021			A	1	XXXXXXXXXX	HI	P	1	C	A	C	A	C	A	A	A		Non-QM	1
1157562	XXXXXXXXXX	XXXXXXXXXX	5685492	898	XXXXXXXXXX	Compliance	Compliance	Compliance - TRID- Fee Tolerance Violation	Tolerance exceeded by $1895.50 due to the increase in appraisal, credit report and recording fee with no valid COC, please provide proof of refund, LOX and PCCD reflecting the cure within 60 days of consummation	Reviewer 05/28/2021 11:31 AM; outstanding.

 Client 06/02/2021 05:05 PM; I uploaded the PCCD-refund for this exception as well,  Please advise what is the total additional refund required from both findings so I can complete.

 Reviewer 06/02/2021 11:03 PM;

 Reviewer 06/03/2021 01:52 PM; Received PCCD, LOX and proof of refund in the amount of $1848. However the full violation is for the $1866.70 leaving a remaining $18.70 to be cured. Please proof of additional $18.70 refund, LOX to borrower and a NEW PCCD reflecting the full cure of $1866.70

 Reviewer 06/04/2021 11:11 AM; Good Morning, We received PCCD, LOX and proof of refund in the amount of $1848. However the full violation is for the $1866.70 leaving a remaining $18.70 to be cured. Please proof of additional $18.70 refund, LOX to borrower and a NEW PCCD reflecting the full cure of $1866.70. Thank you, XXXX

															06/08/2021			A	1	XXXXXXXXXX	HI	P	1	C	A	C	A	C	A	A	A		Non-QM	1
1158458	XXXXXXXXXX	XXXXXXXXXX	5571371	345	XXXXXXXXXX	Credit	UW Other		UW Other - UW - Occupancy Discrepancy/Misrep		Borrowers current drivers license shows lives at subject address. Exception needed to allow for DSCR loan with primary residence history.		Compensating factors LTV is 5% below max at 75%, Credit score is 738, 58 points above program requirement of 680, and 62 months reserves 56 months greater than 6 months required.	Reviewer 05/04/2021 07:37 AM; LOE provided, however granted exception needed Client 05/20/2021 11:51 AM; Borrower doesnt live at subject property. Bank statements and credit report reflect borr lives at a different address. Appraisal reflects property is vacant. Reviewer 05/20/2021 01:56 PM; LOE provided, however Exception needed Client 05/25/2021 11:23 AM; Uploaded exception. Please waive Reviewer 05/25/2021 11:48 AM; exception form provided Reviewer 05/25/2021 11:48 AM; condition has been cleared VIA exception.			05/25/2021	B	2	XXXXXXXXXX	FL	I	1	A	B	A	B	N/A	N/A	A	A		Exempt	1
1158458	XXXXXXXXXX	XXXXXXXXXX	5571393	328	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Mortgage		Seller guide 9.1 Non Arms Length Transaction with Gift of Equity to supply satisfactory evidence current mortgage being paid off was current, with no evidence of delinquencies or foreclosure.	Information Provided			05/14/2021			A	1	XXXXXXXXXX	FL	I	1	A	B	A	B	N/A	N/A	A	A		Exempt	1
1158458	XXXXXXXXXX	XXXXXXXXXX	5571422	261	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal - Misrepresentation		Both appraisals show subject as an Arm Length transaction, while subject is being purchased by Son from Father. Non Arms Length transaction with gift of equity to be disclosed to appraisers with satisfactory reports	Information Provided			05/14/2021			A	1	XXXXXXXXXX	FL	I	1	A	B	A	B	N/A	N/A	A	A		Exempt	1
1162194	XXXXXXXXXX	XXXXXXXXXX	5563065	868	XXXXXXXXXX	Credit	Hazard Insurance		Hazard Insurance - Other:		Please provide the current hazard insurance policy. The policy provided is expired.				04/30/2021			A	1	XXXXXXXXXX	CA	P	13	C	A	A	A	C	A	A	A		QM Safe Harbor	1
1172106	XXXXXXXXXX	XXXXXXXXXX	5617505	758	XXXXXXXXXX	Credit	UW Credit	UW Credit - UW - Credit - PITIA for other REO incorrect/not included in debt ratio	ed mortgage statement to include escrows for REO XXXX	Note provided is in XXXX name not the borrowers. Required in u/w comments. Unable to locate in file to confirm.	Client 05/26/2021 09:59 AM;

 Client 05/26/2021 09:59 AM;

 Client 05/26/2021 09:59 AM;

 Client 05/26/2021 10:00 AM; The borrower, XXXX, is not on the loan for XXXX.  Only XXXX.  Thank you.

 Client 05/26/2021 10:00 AM; The borrower, XXXX, is not on the loan for XXXX.  Only XXXX.  Thank you.

 Client 05/26/2021 10:00 AM; The borrower, XXXX, is not on the loan for XXXX.  Only XXXX.  Thank you.

 Reviewer 05/26/2021 01:08 PM; condition was cleared

 Reviewer 05/26/2021 01:08 PM; condition was cleared

 Reviewer 05/26/2021 01:08 PM; condition was cleared

 Reviewer 05/26/2021 01:08 PM; condition was cleared

 Reviewer 05/26/2021 01:08 PM; condition was cleared

 Reviewer 05/26/2021 01:09 PM; condition was cleared

															05/26/2021			A	1	XXXXXXXXXX	NV	S	13	C	A	C	A	A	A	A	A		Safe Harbor QM (APOR)	1
1172432	XXXXXXXXXX	XXXXXXXXXX	5620324	771	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Inquiry Letter in file addressing all inquiries within the last 90 days		Letter of explanation for inquires within 90 days	documentation provided.			05/20/2021			A	1	XXXXXXXXXX	CA	P	3	C	A	C	A	C	A	A	A		Non-QM	1
1172432	XXXXXXXXXX	XXXXXXXXXX	5651762	898	XXXXXXXXXX	Compliance	Compliance	Compliance - TRID- Fee Tolerance Violation	Zero tolerance violation due to increase in Appraisal Fee and addition of Broker Fee with no valid coc. Total violation of $8935.00, CD cured $240.00. Need proof of additional $8695.00 refund along with letter of explanation to borrower and PCCD reflecting cure. All must be issued within 60 days of consummation.	Information Provided	Client 05/19/2021 12:03 PM; $240 cure on Consummation CD is for the Appraisal fee increase, please revise condition, will provide COC form for the Broker Fee changes

 Reviewer 05/19/2021 01:06 PM;

 Reviewer 05/19/2021 01:40 PM; Good Afternoon, Docs uploaded will be reviewed within 24 hours of upload.  No need to escalate unless docs have not been reviewed within this time frame. Condition cannot be updated until Thank you!

 Reviewer 05/19/2021 08:00 PM; outstanding

 Client 05/25/2021 07:09 PM; please advise if the COC form has been reviewed, the comment was updated same day that the document was added, and states "outstanding" but it's not clear what is needed, the coc form should clear the finding. Appreciate it.

 Reviewer 05/26/2021 06:25 AM;

 Reviewer 05/26/2021 02:59 PM; Good Afternoon, conditions have been cleared. Thank you! XXXX

															05/26/2021			A	1	XXXXXXXXXX	CA	P	3	C	A	C	A	C	A	A	A		Non-QM	1
1172432	XXXXXXXXXX	XXXXXXXXXX	5651763	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information Provided			05/26/2021			A	1	XXXXXXXXXX	CA	P	3	C	A	C	A	C	A	A	A		Non-QM	1
1172651	XXXXXXXXXX	XXXXXXXXXX	5682281	229	XXXXXXXXXX	Compliance	UW Approval		UW Approval - Signed underwriting approval not in the file:		Missing loan approval	Information Provided			06/04/2021			A	1	XXXXXXXXXX	CA	P	1	A	A	A	A	A	A	A	A		Non-QM	1
1175558	XXXXXXXXXX	XXXXXXXXXX	5629017	1054	XXXXXXXXXX	Compliance	Missing Images		Missing Images - Loan Review is not Final. On Hold for Incorrect or Missing Images		Missing Credit and Closing Packages, the link provided is damaged and will not open. Please verify that the new link is accessible prior to reuploading.	Information Provided			05/12/2021			A	1	XXXXXXXXXX	FL	P	1	A	A	A	A	A	A	A	A		Non-QM	1
1175711	XXXXXXXXXX	XXXXXXXXXX	5657051	898	XXXXXXXXXX	Compliance	Compliance	Compliance - TRID- Fee Tolerance Violation	Zero tolerance violation of $10,000 for the addition of the Broker Fee on the XXXX CD and the failure to provide the additional 3 day waiting period. Please provide proof of refund, letter of explanation to the borrower and a post CD reflecting total refund. All must be issued within 60 days of closing.	Client 05/18/2021 02:18 PM; see the last CD on XXXX reflecting APR of 4.001, final CD reflects APR of 3.984, APR decreased, not material

 Client 05/18/2021 02:20 PM; COC 1 reflects change of program - comp change Lender paid to borrower paid

 Client 05/18/2021 02:20 PM; COC 1 reflects change of program - comp change Lender paid to borrower paid

 Client 05/18/2021 02:20 PM; COC 1 reflects change of program - comp change Lender paid to borrower paid

 Client 05/18/2021 02:20 PM; COC 1 reflects change of program - comp change Lender paid to borrower paid

 Client 05/18/2021 02:20 PM; COC 1 reflects change of program - comp change Lender paid to borrower paid

 Client 05/18/2021 02:20 PM; COC 1 reflects change of program - comp change Lender paid to borrower paid

 Client 05/18/2021 02:20 PM; COC 1 reflects change of program - comp change Lender paid to borrower paid

 Client 05/18/2021 02:21 PM; COC 1 reflects program change and comp change from Lender paid to Borrower paid

 Reviewer 05/19/2021 07:44 AM;

 Reviewer 05/19/2021 07:45 AM;

 Reviewer 05/19/2021 07:51 AM;

 Reviewer 05/19/2021 07:51 AM;

 Reviewer 05/19/2021 07:51 AM;

 Reviewer 05/19/2021 07:51 AM;

 Reviewer 05/19/2021 07:51 AM;

 Reviewer 05/19/2021 07:51 AM;

 Reviewer 05/19/2021 07:51 AM;

 Reviewer 05/19/2021 01:34 PM; Hello, Conditions have been cleared. Thank you, XXXX

 Reviewer 05/19/2021 01:34 PM; Hello, Conditions have been cleared. Thank you, XXXX

 Reviewer 05/19/2021 01:34 PM; Hello, Conditions have been cleared. Thank you, XXXX

 Reviewer 05/19/2021 01:35 PM; Hello, Conditions have been cleared. Thank you, XXXX&#x0D;

 Reviewer 05/19/2021 01:35 PM; Duplicate escalation

 Reviewer 05/19/2021 01:36 PM; Duplicate escalation

 Reviewer 05/19/2021 01:36 PM; Duplicate escalation

 Reviewer 05/19/2021 01:36 PM; Duplicate escalation

 Reviewer 05/19/2021 01:36 PM; Duplicate escalation

															05/19/2021			A	1	XXXXXXXXXX	CA	P	1	C	A	A	A	C	A	A	A		Non-QM	1
1175711	XXXXXXXXXX	XXXXXXXXXX	5657052	901	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID Other		APR increased by more than 0.125 on the revised CD issued 4/27/2021. Due to the APR increase, an additional 3 day waiting period is required. Loan is not TRID compliant due to failure to provide the additional 3 days.				05/19/2021			A	1	XXXXXXXXXX	CA	P	1	C	A	A	A	C	A	A	A		Non-QM	1
1175711	XXXXXXXXXX	XXXXXXXXXX	5657053	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.					Client 05/18/2021 02:21 PM; see the last CD on XXXX reflecting APR of 4.001, final CD reflects APR of 3.984, APR decreased, not material Reviewer 05/19/2021 07:51 AM; Reviewer 05/19/2021 01:36 PM; Hello, Conditions have been cleared. Thank you, XXXX	05/19/2021			A	1	XXXXXXXXXX	CA	P	1	C	A	A	A	C	A	A	A		Non-QM	1
1175757	XXXXXXXXXX	XXXXXXXXXX	5657183	898	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		Zero tolerance violation of $150.00 for the increase in the Appraisal Fee on the XXXX CD. Please provide proof of refund, letter of explanation to the borrower and a post CD reflecting total refund. All must be issued within 60 days of closing.			Reviewer 05/19/2021 10:22 AM; C	05/19/2021			A	1	XXXXXXXXXX	AL	S	1	C	A	C	A	C	A	A	A		QM Safe Harbor	1
1175757	XXXXXXXXXX	XXXXXXXXXX	5657184	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.						05/19/2021			A	1	XXXXXXXXXX	AL	S	1	C	A	C	A	C	A	A	A		QM Safe Harbor	1
1175757	XXXXXXXXXX	XXXXXXXXXX	5657185	971	XXXXXXXXXX	Compliance	Compliance		Compliance - CD- Missing CD Signed by borrower		CD Must be signed by all borrowers at closing.				05/19/2021			A	1	XXXXXXXXXX	AL	S	1	C	A	C	A	C	A	A	A		QM Safe Harbor	1
1175757	XXXXXXXXXX	XXXXXXXXXX	5657214	968	XXXXXXXXXX	Compliance	Compliance		Compliance - CD- Fee Charged in Incorrect Section		Please provide a post CD moving the Deed Preparation Fee, Overnight Delivery Fee, Recording Service Fee, Settlement Fee and Title Examination Fee from section C to section B because Law and Land Title, LLC is listed on the SSPL.			Reviewer 05/19/2021 10:22 AM; Please provide PCCD with corrections.	05/19/2021			A	1	XXXXXXXXXX	AL	S	1	C	A	C	A	C	A	A	A		QM Safe Harbor	1
1175757	XXXXXXXXXX	XXXXXXXXXX	5667709	323	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Requirements for Program		UW Qualifications UW - LTV/CLTV does not meet parameters COMMENT Second Home – 1 - 2 Unit, Condos, and Condotels Condotel loans for Purchase transactions are limited to 70% LTV. Subject property has 75% LTV. 1008 indicates approval in file but unable to locate.	documentation in file.		Reviewer 05/19/2021 09:26 AM; Documentation not provided. Reviewer 05/21/2021 08:58 AM; per guidelines, 75% LTV is acceptable	05/21/2021			A	1	XXXXXXXXXX	AL	S	1	C	A	C	A	C	A	A	A		QM Safe Harbor	1
1179423	XXXXXXXXXX	XXXXXXXXXX	5653658	262	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Report Missing						05/28/2021			A	1	XXXXXXXXXX	FL	I	13	D	A	A	A	N/A	N/A	D	A		Exempt	1
1179423	XXXXXXXXXX	XXXXXXXXXX	5653659	229	XXXXXXXXXX	Compliance	UW Approval		UW Approval - Signed underwriting approval not in the file:		Loan approval required for subject transaction	Information Provided			05/28/2021			A	1	XXXXXXXXXX	FL	I	13	D	A	A	A	N/A	N/A	D	A		Exempt	1
1179753	XXXXXXXXXX	XXXXXXXXXX	5658377	846	XXXXXXXXXX	Compliance	Disclosure		Disclosure - Missing initial disclosure within 3 days of application		SSPL is not dated. Unable to determine when it was disclosed to borrowers				06/03/2021			A	1	XXXXXXXXXX	CA	S	1	C	A	A	A	C	A	A	A		Safe Harbor QM (APOR)	1
1179753	XXXXXXXXXX	XXXXXXXXXX	5658408	891	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID LE- Initial LE not disclosed within 3 days of Application		Plase provide LE issued within 3 days of [redacted] loan application date				06/03/2021			A	1	XXXXXXXXXX	CA	S	1	C	A	A	A	C	A	A	A		Safe Harbor QM (APOR)	1
1179753	XXXXXXXXXX	XXXXXXXXXX	5658423	893	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID LE- Need re-disclosed LE within 3 days of change of circumstance		Rate and loan amount changed several times on the LE's and CD's. Please provide COC's that align with these changes.				06/10/2021			A	1	XXXXXXXXXX	CA	S	1	C	A	A	A	C	A	A	A		Safe Harbor QM (APOR)	1
1179753	XXXXXXXXXX	XXXXXXXXXX	5658426	902	XXXXXXXXXX	Compliance	Compliance	Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.	Information Provided	Client 06/14/2021 10:08 AM; The loan was originally disclosed at 6.025% and $1,186 in Discount points. The loan closed at 4.7% and $466 dollars in DPS in my opinion there was no harm caused of the lock not being disclosed within 3 days and this shouldn’t be a level three finding at all.

 Client 06/14/2021 10:08 AM; The loan was originally disclosed at 6.025% and $1,186 in Discount points.  The loan closed at 4.7% and $466 dollars in DPS in my opinion there was no harm caused of the lock not being disclosed within 3 days and this shouldn’t be a level three finding at all.

 Client 06/14/2021 10:08 AM; The loan was originally disclosed at 6.025% and $1,186 in Discount points.  The loan closed at 4.7% and $466 dollars in DPS in my opinion there was no harm caused of the lock not being disclosed within 3 days and this shouldn’t be a level three finding at all.

 Client 06/14/2021 10:08 AM; The loan was originally disclosed at 6.025% and $1,186 in Discount points.  The loan closed at 4.7% and $466 dollars in DPS in my opinion there was no harm caused of the lock not being disclosed within 3 days and this shouldn’t be a level three finding at all.

 Client 06/14/2021 10:08 AM; The loan was originally disclosed at 6.025% and $1,186 in Discount points.  The loan closed at 4.7% and $466 dollars in DPS in my opinion there was no harm caused of the lock not being disclosed within 3 days and this shouldn’t be a level three finding at all.

 Client 06/14/2021 10:08 AM; The loan was originally disclosed at 6.025% and $1,186 in Discount points.  The loan closed at 4.7% and $466 dollars in DPS in my opinion there was no harm caused of the lock not being disclosed within 3 days and this shouldn’t be a level three finding at all.

 Reviewer 06/14/2021 11:13 AM; Hello,&#x0D;
Trid Guidelines state that a revised LE or CD must be disclosed within 3 days of a change of circumstance.  Rate lock is a Change of Circumstance.  &#x0D;
Thank you

 Reviewer 06/14/2021 11:14 AM; Trid Guidelines state that a revised LE or CD must be disclosed within 3 days of a change of circumstance.  Rate lock is a Change of Circumstance.  &#x0D;
Thank you

 Reviewer 06/14/2021 11:14 AM; Trid Guidelines state that a revised LE or CD must be disclosed within 3 days of a change of circumstance.  Rate lock is a Change of Circumstance.  &#x0D;
Thank you

 Reviewer 06/14/2021 11:14 AM; Trid Guidelines state that a revised LE or CD must be disclosed within 3 days of a change of circumstance.  Rate lock is a Change of Circumstance.  &#x0D;
Thank you

 Reviewer 06/14/2021 11:15 AM;

 Reviewer 06/14/2021 11:16 AM;

 Reviewer 06/14/2021 11:16 AM;

 Reviewer 06/14/2021 11:16 AM;

 Reviewer 06/14/2021 11:16 AM;

 Reviewer 06/14/2021 11:16 AM; Trid Guidelines state that a revised LE or CD must be disclosed within 3 days of a change of circumstance.  Rate lock is a Change of Circumstance.  &#x0D;
Thank you

 Reviewer 06/14/2021 11:17 AM; Trid Guidelines state that a revised LE or CD must be disclosed within 3 days of a change of circumstance.  Rate lock is a Change of Circumstance.  &#x0D;
Thank you

 Reviewer 06/14/2021 11:17 AM;

															06/29/2021			A	1	XXXXXXXXXX	CA	S	1	C	A	A	A	C	A	A	A		Safe Harbor QM (APOR)	1
1179753	XXXXXXXXXX	XXXXXXXXXX	5658430	986	XXXXXXXXXX	Compliance	Compliance		Compliance - E-Consent- missing evidence of borrower’s e-consent prior to earliest e-signature event						06/03/2021			A	1	XXXXXXXXXX	CA	S	1	C	A	A	A	C	A	A	A		Safe Harbor QM (APOR)	1
1179921	XXXXXXXXXX	XXXXXXXXXX	5701265	352	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW - Not Eligible for escrow waiver		Allow escrow waiver with 80% LTV and a 704 credit score vs. program requirement maximum 70% LTV and minimum 720 credit score to permit an escrow waiver.		Lender approved Exception: Reserves of 16.98 months, 10.98 >program requirements No Public records and no late payments listed on credit report Employed by XXX for 2.3 yrs as a Product Marketing Mgr 3				05/24/2021	B	2	XXXXXXXXXX	FL	P	1	C	B	C	B	A	A	A	A		Safe Harbor QM (APOR)	1
1180785	XXXXXXXXXX	XXXXXXXXXX	5668394	920	XXXXXXXXXX	Compliance	Compliance	Compliance - TRID-Missing Final CD	Missing the final CD signed at closing.	Information Provided	Reviewer 06/01/2021 05:23 AM; Document provided is not the final CD signed at closing. Condition remains open.

 Client 06/01/2021 07:10 AM; Uploaded Exceuted Fianl CD for BWR vs Seller originally sent in error.

 Reviewer 06/01/2021 07:18 AM;

 Reviewer 06/01/2021 09:11 AM; Good Morning! The document received is only 4 pages and is another copy of the Seller CD. Please provide the Final Borrower CD from closing. Thank you! XXXX

 Client 06/01/2021 09:54 AM; Apologies. File was not showing as uploaded - system issue.  Now in folder at least 3 times.

 Reviewer 06/01/2021 11:20 AM;

 Reviewer 06/01/2021 01:27 PM; CD provided was singed on 05/10 which is after closing. Please provide CD signed at closing (XXXX)

 Reviewer 06/01/2021 02:27 PM; Good Afternoon, Thank you. This has been reviewed by Tdocs and cleared, however, a condition has been added for the following: Please provide a PCCD moving the title endorsement fee in section B to section C as the borrower chose their own provider. Thank you, XXXX

															06/01/2021			A	1	XXXXXXXXXX	CA	P	1	C	A	A	A	C	A	A	A		Non-QM	1
1180785	XXXXXXXXXX	XXXXXXXXXX	5741357	884	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information Provided			06/04/2021			A	1	XXXXXXXXXX	CA	P	1	C	A	A	A	C	A	A	A		Non-QM	1
1180785	XXXXXXXXXX	XXXXXXXXXX	5741358	897	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID CD- Other		Please provide a PCCD moving the title endorsement fee in section B to section C as the borrower chose their own provider.	Information Provided		Client 06/01/2021 03:39 PM; Uploaded PCCD, LOE, & Email Confirmations to clear exception. Reviewer 06/01/2021 04:16 PM; Reviewer 06/02/2021 09:34 AM; Good Morning, This is in the Tdoc queue and will be reviewed within 24 hours of upload. Thank you, XXXX Reviewer 06/02/2021 12:28 PM; Cannot open PCCD provided. Please provide new copy of PCCD. Reviewer 06/04/2021 12:22 PM; escalate	06/04/2021			A	1	XXXXXXXXXX	CA	P	1	C	A	A	A	C	A	A	A		Non-QM	1
1180933	XXXXXXXXXX	XXXXXXXXXX	5669466	884	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information Provided			06/01/2021			A	1	XXXXXXXXXX	IL	P	13	C	A	B	A	C	A	A	A		Higher Priced QM (APOR)	1
1180933	XXXXXXXXXX	XXXXXXXXXX	5669474	957	XXXXXXXXXX	Credit	Closing Package		Closing Package - First Payment Letter Missing or Incorrect		First Payment Letter is missing from file	Information Provided			06/01/2021			A	1	XXXXXXXXXX	IL	P	13	C	A	B	A	C	A	A	A		Higher Priced QM (APOR)	1
1181335	XXXXXXXXXX	XXXXXXXXXX	5671018	229	XXXXXXXXXX	Compliance	UW Approval		UW Approval - Signed underwriting approval not in the file:					Client 05/28/2021 10:47 AM; Please see Uploaded Clear to Close UW Final Approval. Approvals are System Generated and do not require UW Approval Signature. Client 05/28/2021 10:47 AM; Please see Uploaded Clear to Close UW Final Approval. Approvals are System Generated and do not require UW Approval Signature. Reviewer 05/28/2021 05:19 PM; deficiency cleared Reviewer 05/28/2021 05:19 PM; duplicate escalation	05/28/2021			A	1	XXXXXXXXXX	IL	P	13	A	A	A	A	A	A	A	A		Non-QM	1
1181341	XXXXXXXXXX	XXXXXXXXXX	5660990	959	XXXXXXXXXX	Credit	Closing Package	Closing Package - IEADS Initial Escrow Account Disclosure Missing or Incorrect	The IEADS reflected an initial deposit amount of $686.95; however, the Impounds section on the HUD dated XXXX reflected the initial escrow payment at closing as $1,958.39.	Client acknowledged	Client 06/16/2021 07:37 AM; The IEADS is just an Estimate as marked on the document. The HUD reflect the correct amount of the escrows. Please clear.&#x0D;

 Reviewer 06/16/2021 09:18 AM;

 Reviewer 06/16/2021 09:59 AM; Hello,&#x0D;
The final CD and final IEADS beginning balances must match.&#x0D;
Thank you

 Client 06/17/2021 08:42 AM; The subject loan is a Non QM Investment Property for Business use. TRID /Compliance is Not Applicable for this loan. The IEADS specifically states on the document that  "This is an estimate " The Final HUD in file reflects the actual escrow which is executed and acknowledged by the Borrower and the Escrow Officer. Please clear Deficiency.

 Reviewer 06/17/2021 09:45 AM; Hello, The IEADS is a standard audit point for compliance. The IEADS states it is an estimate of activity in the escrow account and not an estimate of the initial deposit (which should match the CD). Thank you, XXXX

 Reviewer 06/17/2021 02:01 PM;

																	06/21/2021	B	2	XXXXXXXXXX	NV	I	3	B	B	B	B	N/A	N/A	A	A		Exempt	1
1184019	XXXXXXXXXX	XXXXXXXXXX	5692288	879	XXXXXXXXXX	Compliance	Application		Application - Other:		Initial Application - Must be completed, signed and dated by the Loan Officer	document provided		Client 05/28/2021 06:56 AM; This is an I10 investment loan and is not required Reviewer 05/28/2021 07:12 AM; Reviewer 05/28/2021 09:19 AM; Good Morning! Condition has been waived. Thank you, XXXX	05/28/2021			A	1	XXXXXXXXXX	FL	I	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1184019	XXXXXXXXXX	XXXXXXXXXX	5697471	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Borrower lives rent free at primary residence		Exception granted for living rent free at primary, compensating factors, LTV is 60% 20 percent lower than max of 80% and 108 months reserves, 102 greater than 6 months required reserves.				05/21/2021	B	2	XXXXXXXXXX	FL	I	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1188953	XXXXXXXXXX	XXXXXXXXXX	5731312	884	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.		Pending receipt of initial CD.			Reviewer 06/04/2021 07:28 AM; outstanding	06/09/2021			A	1	XXXXXXXXXX	FL	P	1	C	A	A	A	C	A	A	A		Non-QM	1
1188953	XXXXXXXXXX	XXXXXXXXXX	5731313	895	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID CD- Need proof CD was received 3 days prior to consummation		Missing initial CD signed by borrower dated 3 days prior to consummation.	Information Provided		Reviewer 06/11/2021 11:31 AM; Per tracking a CD was issued and received by borrower on XXXX however this CD is not in file. Please provide XXXX CD.	06/16/2021			A	1	XXXXXXXXXX	FL	P	1	C	A	A	A	C	A	A	A		Non-QM	1
1191968	XXXXXXXXXX	XXXXXXXXXX	5734719	7	XXXXXXXXXX	Credit	Application		Application - Completed, signed, initial application for all applicant not in file		initial application not signed or dated by applicant	escalated for review			06/03/2021			A	1	XXXXXXXXXX	AZ	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1193333	XXXXXXXXXX	XXXXXXXXXX	5744032	7	XXXXXXXXXX	Credit	Application	Application - Completed, signed, initial application for all applicant not in file	information rec'd	Client 06/04/2021 06:09 AM; See guidelines which do not require initial 1003 on investment loans

 Reviewer 06/04/2021 07:39 AM;

 Reviewer 06/04/2021 11:14 AM; Hello, We do need an initial application of some type and verification of application date. The guideline uploaded states that it does not need to be on a 1003 for business purpose. Thank you, XXXX

 Client 06/07/2021 07:19 AM; see GUIDELINES  1003 - initial 1003 is not required on investment loans, subject loan is on the I10 investment program

 Client 06/07/2021 07:23 AM; see 1003

 Reviewer 06/07/2021 08:32 AM;

 Reviewer 06/07/2021 08:33 AM;

 Reviewer 06/07/2021 11:55 AM; Hello, Condition has been cleared. Thank you, XXXX

 Reviewer 06/07/2021 11:56 AM; Hello, rec'd initial application and condition has been cleared. Thank you, XXXX

															06/07/2021			A	1	XXXXXXXXXX	FL	I	13	D	A	D	A	N/A	N/A	A	A		Exempt	1
1193333	XXXXXXXXXX	XXXXXXXXXX	5752851	431	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Verification of assets (statements/VOD) incomplete/missing		Per guidelines 3 months reserves required totaling $6739.76. Client to provide a copy of asset statement supporting reserve requirement.			Client 06/04/2021 06:09 AM; See XXXX account statements Client 06/04/2021 06:11 AM; In addition to the XXXX account guidelines allows cash out proceeds to be used for reserves in this case borrower received $27,396.70 cash at closing Reviewer 06/04/2021 07:44 AM; deficiency has been cleared Reviewer 06/04/2021 07:44 AM; duplicate entry	06/04/2021			A	1	XXXXXXXXXX	FL	I	13	D	A	D	A	N/A	N/A	A	A		Exempt	1
1193569	XXXXXXXXXX	XXXXXXXXXX	5748923	1054	XXXXXXXXXX	Compliance	Missing Images		Missing Images - Loan Review is not Final. On Hold for Incorrect or Missing Images		Missing Credit and Closing Package. Link provided is damaged and will not open, please verify you are able to open prior to-re uploading.	Indexed items viewable			06/15/2021			A	1	XXXXXXXXXX	CA	I	3	A	A	A	A	N/A	N/A	A	A		Exempt	1
1193569	XXXXXXXXXX	XXXXXXXXXX	5803833	475	XXXXXXXXXX	Compliance	Application		Application - Compliance \ Application - Initial application signed and dated by all borrower's, loan officer and interviewer.						06/22/2021			A	1	XXXXXXXXXX	CA	I	3	A	A	A	A	N/A	N/A	A	A		Exempt	1
1198379	XXXXXXXXXX	XXXXXXXXXX	5801897	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		* Policy Exception Investor concentration is 51.16% of project (44 units out of 86) vs program maximum of no more than 50% of total units in the subject project may be renter occupied		COMPENSATING FACTORS: Long established project with control of the HOA turned over to unit owners in 1980, No pending litigations, No Commercial space, budget reserves are 10.1%. LTV is 80%, 5%<program maximum of 85%, Credit Score 757, 57 points>program requirement 700, 42.20 months of reserves, DSC is 145%, 35% >program requirement of 110%, Realtor for 5 Years, 2 open and 3 closed mortgages 0X30 since inception				06/16/2021	B	2	XXXXXXXXXX	CT	I	1	A	B	A	B	N/A	N/A	A	A		Exempt	1
1198383	XXXXXXXXXX	XXXXXXXXXX	5772847	879	XXXXXXXXXX	Compliance	Application		Application - Other:		Final Application Declaration Page First Time Homebuyer selection is incomplete for both Primary and Co-Borrower.				06/16/2021			A	1	XXXXXXXXXX	SC	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
1198389	XXXXXXXXXX	XXXXXXXXXX	5810644	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Exception needed for borrower having one active tradeline (auto) rated 14 months, one authorized user account rated 49 months, one closed revolving rated 44 months with DLA 4/2009, one closed mortgage rated 84 months with DLA 4/2016, and one closed mortgage rated 52 months with DLA 05/2014 versus program requirement of three tradelines that have a 12 month history.		Exception granted, LTV is 15.789%, 54.211% lower than program max of 70%. Credit score is 701, 21 points higher than program requirement of 680. Reserves are 102.382 months, 96.382 months higher than program requirement. DSC is 441.471, 341.471% greater than program requirement of 100%. Only one derogatory on credit report is Chapter 13 BK which was dismissed XXXX. Borrower self-employed for four years, 100% owner of XXXX.				06/17/2021	B	2	XXXXXXXXXX	GA	I	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1199495	XXXXXXXXXX	XXXXXXXXXX	5812988	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		*Calculations for proposed monthly housing on the 1008 is incorrect. First Payment Letter is missing from the file but the Final Closing Disclosure shows the following HOI 214.58 + Tax 245.16=459.74+ P&I 5292.08=5751.82	Documentation has been provided.			06/21/2021			A	1	XXXXXXXXXX	CA	I	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1199495	XXXXXXXXXX	XXXXXXXXXX	5812989	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		* Loan Approval is missing from the file	Documentation has been provided.			06/21/2021			A	1	XXXXXXXXXX	CA	I	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1199501	XXXXXXXXXX	XXXXXXXXXX	5813069	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		* Loan Approval is missing from the file	Documentation has been provided.			06/22/2021			A	1	XXXXXXXXXX	NJ	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1199501	XXXXXXXXXX	XXXXXXXXXX	5813166	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		*Exception required due to DSCR @ 82.445% min is 110%			Client 06/23/2021 12:24 PM; This loan program is I14 which has Minimum DSC Ratio&#x0D; 75% of PITIA for LTV ≤ 75% or Loan Amount ≤ $1,000,000&#x0D; 80% of PITIA for LTV &gt; 75% and Loan Amount &gt; $1,000,000&#x0D; I uploaded the guide yesterday.&#x0D; Reviewer 06/23/2021 07:04 PM; condition cleared	06/23/2021			A	1	XXXXXXXXXX	NJ	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1199508	XXXXXXXXXX	XXXXXXXXXX	5813617	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		* Loan Approval is missing from the file	Documentation has been provided.			06/18/2021			A	1	XXXXXXXXXX	FL	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1201641	XXXXXXXXXX	XXXXXXXXXX	5813502	434	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Shorts Funds for Reserves		Provide additional documentation evidencing borrower had assets totaling $22,108 to cover closing costs and reserves requirement. Total assets verified with bank statements provided in file were $14,799.76	Documentation has been provided.			06/21/2021			A	1	XXXXXXXXXX	FL	I	3	C	A	C	A	N/A	N/A	A	A		Exempt	1
1201653	XXXXXXXXXX	XXXXXXXXXX	5813737	327	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Rental		Exception needed for rental housing history paid in cash eight months (6/2020 - 1/2021), and four months cancelled checks (2/2021 - 5/2021) and a VOR vs program requirement that housing history (VOR) from an institutional third party, must be supported with cancelled checks, monthly bank statements, monthly mortgage statements and/or a transactional payment history directly from the servicer or their website for the last 12 months including but not limited to the month prior to the note date on the new loan transaction.		Exception granted borrower is an experienced investor. LTV is 65%, 20% less than the requirement of 80%. Credit score is 792, 132 points higher than the program requirement of 660. DSC is 122.334%, 22.334% higher than the program requirement of 100%. Reserves are 20.43 months, 14.08 months more than the requirement of 8 months. One open and one closed mortgage paid as agreed since earliest inception 2/2018. No late payments or public records on credit report.				06/18/2021	B	2	XXXXXXXXXX	HI	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1202992	XXXXXXXXXX	XXXXXXXXXX	5799369	898	XXXXXXXXXX	Compliance	Compliance	Compliance - TRID- Fee Tolerance Violation	Tolerance violation of $377.75. Zero tolerance violation of $234.75 for the increase in the Loan Discount Points on the 6/3/2021 CD. 10% tolerance violation of $134.00 for the increase in the Recording Fee on the 6/3/2021 CD. Please provide proof of refund, letter of explanation to the borrower and a post CD reflecting total refund. All must be issued within 60 days of closing.	Reviewer 06/21/2021 11:45 AM; CD provided has already been provided and will not cure deficiency. Condition remains open.

 Client 06/23/2021 02:52 PM; The CD issued XXX had an increase to the loan discount points due to a rate lock extension. Price adjustment is valid. This did not trigger a new 3 day waiting period, given that the APR did not change by more than 0.125%. The 10% tolerance cure is valid. Our calculation of the required cure is $196.94.

 Client 06/23/2021 02:52 PM; The CD issued XXX had an increase to the loan discount points due to a rate lock extension. Price adjustment is valid. This did not trigger a new 3 day waiting period, given that the APR did not change by more than 0.125%. The 10% tolerance cure is valid. Our calculation of the required cure is $196.94.

 Client 06/23/2021 02:52 PM; The CD issued XXX had an increase to the loan discount points due to a rate lock extension. Price adjustment is valid. This did not trigger a new 3 day waiting period, given that the APR did not change by more than 0.125%. The 10% tolerance cure is valid. Our calculation of the required cure is $196.94.

 Reviewer 06/23/2021 07:01 PM;

 Reviewer 06/23/2021 07:01 PM;

 Reviewer 06/23/2021 07:01 PM;

 Reviewer 06/24/2021 06:27 AM; escalated

 Reviewer 06/24/2021 08:33 AM; COC provided cured the discount point violation. Remaining is the 10% tolerance violation of $134.00 for the increase in the Recording Fee on the XXXX CD. Please provide proof of refund, letter of explanation to the borrower and a post CD reflecting total refund. All must be issued within 60 days of closing.

 Reviewer 06/24/2021 09:06 AM; duplicate escalation

 Reviewer 06/24/2021 09:07 AM; duplicate escalation

 Reviewer 06/24/2021 09:53 AM; Hello,&#x0D;
COC provided cured the discount point violation. Remaining is the 10% tolerance violation of $134.00 for the increase in the Recording Fee on the XXXX CD. Please provide proof of refund, letter of explanation to the borrower and a post CD reflecting total refund. All must be issued within 60 days of closing.&#x0D;
Thank you

															06/28/2021			A	1	XXXXXXXXXX	FL	P	13	C	B	C	B	C	A	A	A		QM Safe Harbor	1
1202992	XXXXXXXXXX	XXXXXXXXXX	5799370	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.						06/28/2021			A	1	XXXXXXXXXX	FL	P	13	C	B	C	B	C	A	A	A		QM Safe Harbor	1
1202992	XXXXXXXXXX	XXXXXXXXXX	5820245	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception needed for borrower purchased the subject property two years prior for cash, but the home was put in the father's name due to some personal business reasons, and in December 2020, the borrower decided to go on title. Allow a cash-out refinance with borrower taking title 12/09/2020 vs program requirement that at least one of the borrowers must have been an owner of the subject property throughput the six-month period preceding the Date of the loan. The cash-out is for remodeling of bathroom to accommodate borrower's special needs as a paralyzed double-amputee.		Exception granted, LTV is 46.429%, 33.571% less than program max of 80%. Credit score is 702, 22 points greater than program requirement of 680. Reserves are 12.06 months, 5.06 months greater than the program requirement of 7 months ($11746.62), DTI is 38.153%, 11.874% less than program max of 50%. One open mortgage reporting 0x30 since inception 08/2019. No late payments on credit report and no public records.				06/21/2021	B	2	XXXXXXXXXX	FL	P	13	C	B	C	B	C	A	A	A		QM Safe Harbor	1
1202992	XXXXXXXXXX	XXXXXXXXXX	5835393	968	XXXXXXXXXX	Compliance	Compliance		Compliance - CD- Fee Charged in Incorrect Section		PCCD required moving Title - Title Search fee from B 06 to C as the Borrower did not choose the title company from the Service Provider list.				06/28/2021			A	1	XXXXXXXXXX	FL	P	13	C	B	C	B	C	A	A	A		QM Safe Harbor	1
1203165	XXXXXXXXXX	XXXXXXXXXX	5829288	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		*GUIDELINE EXCEPTION 6/3/2021 Do not require six timely payments after the full amount of the deferment was paid. Forbearance ended 7/2020 and borrower resolved missed payments on 1/20221. The deferred amount was paid over time from 8/2020-1/2021. However monthly payments paid in a timely manner since 8/20 vs program requirement that if a borrower has entered into a forbearance and or deferment plan and resolved missed payments through reinstatement with at least six consecutive timely payments		COMPENSATING FACTORS: LTV is 80%, 5%<program max of 85% FICO 816, 136 points >program requirement of 680 DTI is 43.54\7%, 6.453% <program max of 50% Borrower is employed as an independent contractor (nail Tech) for 5 years with XXXX No public record of ate payments listed on CBR				06/22/2021	B	2	XXXXXXXXXX	OH	P	1	C	B	C	B	A	A	A	A		Non-QM	1
1203165	XXXXXXXXXX	XXXXXXXXXX	5829474	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Loan Approval is missing from this file	document received			06/30/2021			A	1	XXXXXXXXXX	OH	P	1	C	B	C	B	A	A	A	A		Non-QM	1
1203672	XXXXXXXXXX	XXXXXXXXXX	5793369	475	XXXXXXXXXX	Compliance	Application		Application - Compliance \ Application - Initial application signed and dated by all borrower's, loan officer and interviewer.		Missing an initial application.				06/30/2021			A	1	XXXXXXXXXX	FL	I	13	A	A	A	A	N/A	N/A	A	A		Exempt	1
1203672	XXXXXXXXXX	XXXXXXXXXX	5834313	335	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Calculation Incorrect		*Final Income used to qualify the borrower is reflecting 2920.08 on the Final 1008 & Loan Approval. My calculations only verify Net Rental Income in the amount of 899.83 (Market Rent-1350.00 -Expenses 450.17=899.83) and no additional income found for this DSCR transaction.	Documentation has been provided.			06/30/2021			A	1	XXXXXXXXXX	FL	I	13	A	A	A	A	N/A	N/A	A	A		Exempt	1
1204093	XXXXXXXXXX	XXXXXXXXXX	5829612	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		* GUIDELINE EXCEPTION Borrower has one open rev rated 14mo, one rental fated 20mo reported 3/2021 vs program requirement of three tradelines that have a twelve mo history of which two of the tradelines must have been active within the last 12 mo		COMPENSATING FACTORS: Credit score is 738 78 points > program requirement of 660 DSC is 126.073%, 26.073% < program requirement of 100% Borrower is an Animator/Graphic Designer with A No public records and no late payments listed on the CBR				06/23/2021	B	2	XXXXXXXXXX	FL	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1204108	XXXXXXXXXX	XXXXXXXXXX	5799371	957	XXXXXXXXXX	Credit	Closing Package		Closing Package - First Payment Letter Missing or Incorrect		Please provide missing First Payment Letter for loan.	Information Provided			06/25/2021			A	1	XXXXXXXXXX	TX	I	3	C	A	C	A	N/A	N/A	A	A		Exempt	1
1204108	XXXXXXXXXX	XXXXXXXXXX	5829809	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Loan approval is missing from this file. Unable to obtain Approval Date	Documentation has been provided.			06/24/2021			A	1	XXXXXXXXXX	TX	I	3	C	A	C	A	N/A	N/A	A	A		Exempt	1
1204108	XXXXXXXXXX	XXXXXXXXXX	5829838	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		*DSCR Calculator is showing the incorrect proposed housing expenses and Property Value. Proposed Monthly Expense should be 2791.00 + HOA DUES 750.00 + TAX 1488.58 + HOI 467.18 + FLOOD 370.73=5867.49 but instead shows Proposed Monthly Expense 2791.00 + TAX 1295.00 + HOI 467.18 + FLOOD 370.73 + Ground Rents 62.50=4987.04. Property Value per the Appraisal & CDA is 1,300,000.00 not 1,190,000.00	Information Provided			06/24/2021			A	1	XXXXXXXXXX	TX	I	3	C	A	C	A	N/A	N/A	A	A		Exempt	1
1204220	XXXXXXXXXX	XXXXXXXXXX	5799008	875	XXXXXXXXXX	Compliance	Disclosure		Disclosure - Other:		Occupancy is Investment; file must contain a borrower signed Business Purpose Affidavit			Client 06/23/2021 06:35 AM; see executed business purpose affidavit Reviewer 06/23/2021 12:06 PM; Hello,&#x0D; Deficiencies have been cleared.&#x0D; Thank you Reviewer 06/23/2021 07:00 PM;	06/23/2021			A	1	XXXXXXXXXX	CA	I	3	A	A	A	A	N/A	N/A	A	A		Exempt	1
1205865	XXXXXXXXXX	XXXXXXXXXX	5838193	272	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Provide a Collateral Desktop Review or Appraisal Risk Review.	Information Provided			06/30/2021			A	1	XXXXXXXXXX	PA	I	1	C	A	A	A	N/A	N/A	C	A		Exempt	1
1205865	XXXXXXXXXX	XXXXXXXXXX	5873766	959	XXXXXXXXXX	Credit	Closing Package		Closing Package - IEADS Initial Escrow Account Disclosure Missing or Incorrect		The beginning balance on the IEADS ($4831.74) does not match the the initial escrow payment on the last disclosed CD ($581.10).	IEADS matches final settlement statement		Reviewer 07/01/2021 08:35 AM; Escalated	07/01/2021			A	1	XXXXXXXXXX	PA	I	1	C	A	A	A	N/A	N/A	C	A		Exempt	1
1208914	XXXXXXXXXX	XXXXXXXXXX	5846448	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		no Loan Approval in file			Client 06/30/2021 04:15 PM; Please review attached Final Approval Reviewer 07/01/2021 08:11 AM; condition has been cleared	07/01/2021			A	1	XXXXXXXXXX	CA	I	3	C	A	C	A	N/A	N/A	A	A		Exempt	1